Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		¥ 235,567	¥ 83,954
Equity instruments at fair value through other comprehensive income		4,548,608	4,598,485
Debt instruments at fair value through other comprehensive income		22,811,423	28,066,966
Total investment securities		27,595,598	32,749,405
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		165,593	25,741
Debt instruments at fair value through other comprehensive income		11,610,961	17,868,996
Domestic [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		72,549
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		93,044	25,741
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		9,576,298	15,774,197
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		1,087,625	1,145,496
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		946,726	948,992
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		312	311
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		69,974	58,213
Debt instruments at fair value through other comprehensive income		11,200,462	10,197,970
Foreign [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		68,121	56,400
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		1,853	1,813
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		5,232,456	5,681,789
Foreign [member] | Debt instruments [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	[1]	2,991,272	2,997,588
Foreign [member] | Debt instruments [member] | Mortgage- backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		2,379,250	1,006,051
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		597,484	512,542
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		3,587,964	3,658,591
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		¥ 960,644	¥ 939,894

[1]	Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agencies.